Jordan K. Thomsen
                                                        Assistant Vice President
                                                                     and Counsel
                                                                  (212) 314-5431
                                                              Fax (212) 314-3953


                                                                 August 13, 2010

VIA ELECTRONIC "EDGAR" FILING

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

                  RE: AXA Equitable Life Insurance Company
                      Pre-Effective Amendment No. 1 to the
                      Registration Statement on Form S-3/A
                      File No. 333-165396
                      CIK 0000727920



Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith, via EDGAR, Pre-Effective No. 1 to AXA Equitable's Form S-3 Registration Statement (the "S-3 Registration Statement") under the Securities Act of 1933, as amended ("1933 Act"), with respect to interests ("Interests") in the Protected Investment Option of the Protected Capital Strategies(SM) contract to be offered by AXA Equitable.

The purpose of the Pre-Effective Amendment is to make prospectus changes in response to comments that have been received from the Commission staff subsequent to the filing on March 11, 2010.


                                                      Sincerely,


                                                      /s/ Jordan Thomsen
                                                      ----------------------
                                                      Jordan Thomsen